Reverse Capitalization - Summary of Retroactive Application of Reverse Capitalization to Consolidated Statements of Operations and Comprehensive Loss (Detail)	3 Months Ended				12 Months Ended
	Mar. 31, 2021 $ / shares shares		Mar. 31, 2020 $ / shares shares		Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Retroactive Application of Reverse Capitalization to Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Net loss per share attributable to common stockholders basic and diluted	$ (0.13)		$ (0.32)
Weighted average shares outstanding, basic and diluted | shares	376,170,545	[1]	88,330,996	[1]	88,691,582	87,829,419
Conversion ratio					2.0681	2.0681
Reverse Capitalization [Member]
Retroactive Application of Reverse Capitalization to Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Net loss per share attributable to common stockholders basic and diluted					$ (1.54)	$ (4.14)
Previously Reported [Member]
Retroactive Application of Reverse Capitalization to Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Net loss per share attributable to common stockholders basic and diluted					$ (3.18)	$ (8.56)
Weighted average shares outstanding, basic and diluted | shares					42,886,067	42,469,175

[1]	Prior period results have been adjusted to reflect the exchange of Legacy Clover’s common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3, “Business combination,” for details.